Go Green Directories, Inc. - (A Development Stage Company) - Statements of Cash Flows (USD $)	3 Months Ended		40 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash Flows from Operating Activities
Net Loss	$ (11,704)	$ (1,010)	$ (81,452)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
(decrease) increase in Accounts Payable	(2,087)	100	653
Issuance of stock for services rendered	0	0	10,000
Net Cash Used in Operating Activities	(13,791)	(858)	(70,799)
Financing Activities
Issuance of common stock for cash	0	0	47,000
Receipt of stock subscriptions receivables	0	0	4,000
Advances From Shareholders	10,000	0	10,000
Net Cash Provided by Financing Activities	10,000	0	71,000
Net Increase (Decrease) in Cash	3,791	858	201
Cash at Beginning of Period	3,992	10,058	0
Cash at End of Period	201	9,200	201
Non-Cash Investing and Financing Activities
Issuance of stock for management services rendered	0	0	10,000
Issuance of stock for subscriptions receivable	$ 0	$ 0	$ 4,000